UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2007

Total Return for the 6 Months Ended February 28, 2007
Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper S&P 500 Objective Funds Index[2]
8.66%	8.27%	8.17%	8.75%	8.93%	8.82%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Early in the reporting period, market conditions were recovering from a downturn that occurred in May and June of 2006, when concerns about the slowing economy, higher inflation, rising interest rates and soaring oil prices pushed market volatility to levels not seen in several years. By August, however, conditions stabilized and stocks returned to positive territory. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged for the remainder of 2006, which helped alleviate investors' concerns that the Fed's two years of monetary tightening would cool the economy too much. Disappointing third quarter gross domestic product (GDP) data did not halt stocks' advance in the fourth quarter. Additionally, consumer spending and confidence, on the whole, did not flag any significant trouble, although consumer debt levels garnered greater attention toward the end of the year. Warmer weather helped energy prices ease in the final months of 2006, and gasoline prices also declined. The jobs market softened but was still in line with expectations, and inflation data reported at year-end did not cause much of a stir. In early 2007, the market slowed its advance, although economic data in the form of payroll, jobs growth and consumer sentiment were received positively. Oil prices continued to retreat in January, and fourth quarter GDP exceeded expectations. At the end of the month, the Fed left the rate unchanged and in its official comments suggested a more upbeat view of the economy. While February began on a generally positive note, stock prices moved sharply lower in the final days of the month. China's equity market dropped significantly, spurring stock volatility in markets across the world. Furthermore, difficulties in the subprime mortgage market and comments made by former Fed Chairman Alan Greenspan reignited recessionary fears in the U.S.

Performance Analysis

Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® Index and the Lipper S&P 500 Objective Funds Index for the six months ended February 28, 2007, assuming no deduction of applicable sales charges.

All sectors in the S&P 500 Index and the Fund generated positive returns on an absolute basis during the period under review. The groups with the highest returns were materials, telecommunication services and consumer discretionary. The materials sector performed well due to improved earnings at several companies and a major merger and acquisition (M&A) deal in the paper industry. The telecommunication services sector also benefited from ongoing M&A activity. Within the consumer discretionary sector, outsized performance from media, retail and home supplies stocks boosted the sector's overall performance.

In contrast, the health care, consumer staples and energy sectors had the smallest gains. The Democratic majority in Congress posed renewed political risks to several areas within the health care sector, including hospitals and pharmaceuticals. The energy sector's gains were muted by declining sentiment for energy stocks amid retreating oil prices. In the consumer staples sector, select beverage stocks declined after Wall Street analysts downgraded the stocks' ratings. Additionally within the sector, drugstore companies suffered from increased competitive pressure, which dampened their earnings outlooks.

Because the S&P 500 Index is market capitalization weighted (and that the Fund seeks to replicate the performance attributes of the index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the index and the Fund portfolio. Accordingly, the top contributors to the Fund's performance during the period were the financials, consumer discretionary and technology sectors. The energy, consumer staples and utilities sectors added the least to overall performance. On an industry basis, the real estate investment trusts (REITs) and consumer durables groups were strongly positive contributors, while the pharmaceuticals and biotechnology industry was the largest detractor.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TOP 10 HOLDINGS
Exxon Mobil Corp.	3.3%
General Electric Co.	2.8
Citigroup, Inc.	1.9
Microsoft Corp.	1.9
AT&T Inc.	1.8
Bank of America Corp.	1.8
Procter & Gamble Co. (The)	1.6
Johnson & Johnson	1.4
Pfizer, Inc.	1.4
Altria Group, Inc.	1.4
TOP FIVE INDUSTRIES
Pharmaceuticals: Major	5.8%
Integrated Oil	5.6
Major Banks	5.5
Industrial Conglomerates	4.9
Financial Conglomerates	4.5

Data as of February 28, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500® Index. The "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500 Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2007
Symbol	Class A Shares* (since 09/26/97) SPIAX		Class B Shares** (since 09/26/97) SPIBX		Class C Shares† (since 09/26/97) SPICX		Class D Shares†† (since 09/26/97) SPIDX
1 Year	11.33% 5.48	[3] [4]	10.52% 5.52	[3] [4]	10.51% 9.51	[3] [4]	11.55% —	[3]
5 Years	6.15 5.01	[3] [4]	5.34 5.01	[3] [4]	5.36 5.36	[3] [4]	6.38 —	[3]
Since Inception	5.28 4.68	[3] [4]	4.62 4.62	[3] [4]	4.48 4.48	[3] [4]	5.51 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper S&P 500 Objective Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 – 02/28/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/06	02/28/07	09/01/06 – 02/28/07
Class A
Actual (8.66% return)	$1,000.00	$1,086.60	$3.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.92	$2.91
Class B
Actual (8.27% return)	$1,000.00	$1,082.70	$6.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class C
Actual (8.17% return)	$1,000.00	$1,081.70	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.66
Class D
Actual (8.75% return)	$1,000.00	$1,087.50	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.11	$1.71

*  Expenses are equal to the Fund's annualized expense ratios of 0.58%, 1.34%, 1.33% and 0.34% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.67%, 1.43%, 1.42% and 0.43%, for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Advertising/ Marketing Services (0.2%)
40,956	Interpublic Group of Companies, Inc. (The)*	$515,636
15,865	Omnicom Group, Inc.	1,643,773
		2,159,409
	Aerospace & Defense (1.7%)
73,406	Boeing Co.	6,406,142
37,564	General Dynamics Corp.	2,872,143
11,582	Goodrich Corp.	568,097
11,598	L-3 Communications Holdings, Inc.	1,010,186
33,055	Lockheed Martin Corp.	3,215,590
32,065	Northrop Grumman Corp.	2,303,870
41,276	Raytheon Co.	2,210,330
15,522	Rockwell Collins, Inc.	1,016,381
		19,602,739
	Agricultural Commodities/ Milling (0.2%)
61,014	Archer-Daniels-Midland Co.	2,097,661
	Air Freight/Couriers (0.9%)
28,465	FedEx Corp.	3,250,134
99,659	United Parcel Service, Inc. (Class B)	6,995,065
		10,245,199
	Airlines (0.1%)
73,508	Southwest Airlines Co.	1,112,176
	Aluminum (0.2%)
80,495	Alcoa, Inc.	2,689,338
	Apparel/Footwear (0.4%)
34,114	Coach, Inc.*	1,610,181
10,235	Jones Apparel Group, Inc.	336,936
9,514	Liz Claiborne, Inc.	428,130
17,455	Nike, Inc. (Class B)	1,823,524
4,400	Polo Ralph Lauren Corp.	382,712
8,300	V.F. Corp.	662,423
		5,243,906

NUMBER OF SHARES		VALUE
	Apparel/Footwear Retail (0.3%)
48,914	Gap, Inc. (The)	$938,660
31,751	Limited Brands, Inc.	878,868
21,237	Nordstrom, Inc.	1,127,472
42,248	TJX Companies, Inc. (The)	1,161,820
		4,106,820
	Auto Parts: O.E.M. (0.2%)
13,832	Eaton Corp.	1,120,530
18,175	Johnson Controls, Inc.	1,704,815
		2,825,345
	Automotive Aftermarket (0.0%)
16,476	Goodyear Tire & Rubber Co. (The)*	405,639
	Beverages: Alcoholic (0.4%)
71,371	Anheuser-Busch Companies, Inc.	3,502,889
7,312	Brown-Forman Corp. (Class B)	478,936
19,502	Constellation Brands Inc. (Class A)*	457,517
4,245	Molson Coors Brewing Co. (Class B)	358,448
		4,797,790
	Beverages: Non-Alcoholic (1.6%)
189,295	Coca-Cola Co. (The)	8,836,291
25,729	Coca-Cola Enterprises Inc.	516,896
12,707	Pepsi Bottling Group, Inc. (The)	393,917
152,438	PepsiCo, Inc.	9,626,460
		19,373,564
	Biotechnology (1.3%)
108,291	Amgen Inc.*	6,958,780
31,296	Biogen Idec Inc.*	1,414,266
34,575	Celgene Corp.*	1,842,847
24,402	Genzyme Corp.*	1,508,044
42,687	Gilead Sciences, Inc.*	3,054,682
22,206	MedImmune, Inc.*	708,593
4,958	Millipore Corp.*	354,596
		15,841,808

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.2%)
45,840	Clear Channel Communications, Inc.	$1,658,491
23,418	Univision Communications, Inc. (Class A)*	843,048
		2,501,539
	Building Products (0.2%)
16,103	American Standard Companies, Inc.	853,298
36,594	Masco Corp.	1,092,331
		1,945,629
	Cable/Satellite TV (0.8%)
289,797	Comcast Corp. (Class A)*	7,453,579
71,560	DIRECTV Group, Inc. (The)*	1,614,394
		9,067,973
	Casino/Gaming (0.2%)
17,269	Harrah's Entertainment, Inc.	1,459,058
31,508	International Game Technology	1,299,705
		2,758,763
	Chemicals: Agricultural (0.2%)
50,436	Monsanto Co.	2,657,473
	Chemicals: Major Diversified (0.8%)
88,673	Dow Chemical Co. (The)	3,883,877
85,387	Du Pont (E.I.) de Nemours & Co.	4,333,390
7,639	Eastman Chemical Co.	451,618
10,542	Hercules Inc.*	212,527
13,180	Rohm & Haas Co.	696,695
		9,578,107
	Chemicals: Specialty (0.4%)
20,455	Air Products & Chemicals, Inc.	1,530,443
5,307	Ashland Inc.	348,033
29,975	Praxair, Inc.	1,849,158
12,243	Sigma-Aldrich Corp.	501,963
		4,229,597

NUMBER OF SHARES		VALUE
	Coal (0.1%)
16,953	CONSOL Energy, Inc.	$604,714
24,490	Peabody Energy Corp.	989,396
		1,594,110
	Commercial Printing/Forms (0.1%)
20,126	Donnelley (R.R.) & Sons Co.	728,159
	Computer Communications (1.4%)
42,156	Avaya Inc.*	517,676
563,744	Cisco Systems, Inc.*	14,623,519
52,520	Juniper Networks, Inc.*	993,153
14,635	QLogic Corp.*	257,430
		16,391,778
	Computer Peripherals (0.4%)
204,454	EMC Corp.*	2,852,133
9,091	Lexmark International, Inc. (Class A)*	550,551
34,704	Network Appliance, Inc.*	1,342,004
45,128	Seagate Technology Inc. (Escrow) (a)	0
		4,744,688
	Computer Processing Hardware (2.0%)
78,955	Apple Computer, Inc.*	6,680,382
210,879	Dell Inc.*	4,818,585
254,264	Hewlett-Packard Co.	10,012,916
16,543	NCR Corp.*	764,287
326,729	Sun Microsystems, Inc.*	2,002,849
		24,279,019
	Construction Materials (0.1%)
8,766	Vulcan Materials Co.	1,021,151
	Containers/Packaging (0.2%)
9,672	Ball Corp.	447,814
9,732	Bemis Company, Inc.	322,421
12,353	Pactiv Corp.*	397,767
7,484	Sealed Air Corp.	482,269
9,932	Temple-Inland Inc.	593,934
		2,244,205

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Contract Drilling (0.4%)
14,098	ENSCO International Inc.	$706,451
27,789	Nabors Industries, Ltd. (Bermuda)*	832,558
12,586	Noble Corp. (Cayman Islands)	883,789
10,252	Rowan Companies, Inc.	314,019
27,144	Transocean Inc. (Cayman Islands)*	2,081,402
		4,818,219
	Data Processing Services (0.9%)
11,007	Affiliated Computer Services, Inc. (Class A)*	572,034
51,114	Automatic Data Processing, Inc.	2,544,966
15,941	Computer Sciences Corp.*	843,757
12,791	Convergys Corp.*	328,985
15,028	Fidelity National Information Services, Inc.	690,537
71,091	First Data Corp.	1,814,953
16,076	Fiserv, Inc.*	851,385
31,431	Paychex, Inc.	1,277,042
71,152	Western Union Co.	1,541,864
		10,465,523
	Department Stores (0.5%)
5,651	Dillard's, Inc. (Class A)	188,743
48,752	Federated Department Stores, Inc.	2,177,264
30,358	Kohl's Corp.*	2,094,398
20,885	Penney (J.C.) Co., Inc.	1,693,982
		6,154,387
	Discount Stores (1.8%)
10,164	Big Lots, Inc.*	254,405
42,542	Costco Wholesale Corp.	2,377,672
28,967	Dollar General Corp.	488,963
14,077	Family Dollar Stores, Inc.	407,811
7,715	Sears Holdings Corp.*	1,390,629
79,732	Target Corp.	4,905,910
228,287	Wal-Mart Stores, Inc.	11,026,262
		20,851,652

NUMBER OF SHARES		VALUE
	Drugstore Chains (0.5%)
76,454	CVS Corp.	$2,401,420
93,152	Walgreen Co.	4,164,826
		6,566,246
	Electric Utilities (3.2%)
61,658	AES Corp. (The)*	1,314,549
15,342	Allegheny Energy, Inc.*	724,756
19,148	Ameren Corp.	1,000,100
36,722	American Electric Power Co., Inc.	1,647,349
29,042	CenterPoint Energy, Inc.	518,109
20,649	CMS Energy Corp.	360,325
23,839	Consolidated Edison, Inc.	1,158,099
16,711	Constellation Energy Group, Inc.	1,314,654
32,836	Dominion Resources, Inc.	2,808,463
16,521	DTE Energy Co.	764,922
116,572	Duke Energy Corp.	2,295,303
30,246	Edison International	1,419,142
19,203	Entergy Corp.	1,895,336
62,286	Exelon Corp.	4,106,516
29,633	FirstEnergy Corp.	1,854,137
37,527	FPL Group, Inc.	2,216,720
2,946	Integrys Energy Group, Inc.	164,214
32,381	PG&E Corp.	1,503,126
9,269	Pinnacle West Capital Corp.	439,536
35,422	PPL Corp.	1,346,744
23,598	Progress Energy, Inc.	1,152,998
23,413	Public Service Enterprise Group, Inc.	1,753,634
68,950	Southern Co. (The)	2,468,410
19,421	TECO Energy, Inc.	325,690
42,632	TXU Corp.	2,820,107
37,772	Xcel Energy, Inc.	892,552
		38,265,491
	Electrical Products (0.4%)
8,439	Cooper Industries Ltd. (Class A) (Bermuda)	774,194
74,486	Emerson Electric Co.	3,209,602
13,161	Molex Inc.	386,012
		4,369,808

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Components (0.1%)
17,145	Jabil Circuit, Inc.	$458,114
20,891	SanDisk Corp.*	760,850
49,464	Sanmina-SCI Corp.*	183,511
84,901	Solectron Corp.*	273,381
		1,675,856
	Electronic Equipment/ Instruments (0.4%)
37,939	Agilent Technologies, Inc.*	1,203,425
19,596	JDS Uniphase Corp.*	317,651
15,798	Rockwell Automation, Inc.	980,898
7,657	Tektronix, Inc.	219,067
89,609	Xerox Corp.*	1,547,547
		4,268,588
	Electronic Production Equipment (0.3%)
128,936	Applied Materials, Inc.	2,394,341
18,482	KLA-Tencor Corp.	956,259
11,474	Novellus Systems, Inc.*	369,463
17,618	Teradyne, Inc.*	284,002
		4,004,065
	Electronics/Appliance Stores (0.2%)
37,449	Best Buy Co., Inc.	1,740,255
13,171	Circuit City Stores - Circuit City Group	250,644
12,609	RadioShack Corp.	314,847
		2,305,746
	Electronics/Appliances (0.2%)
26,670	Eastman Kodak Co.	636,880
6,059	Harman International Industries, Inc.	600,810
7,276	Whirlpool Corp.	641,816
		1,879,506
	Engineering & Construction (0.1%)
8,173	Fluor Corp.	690,373
	Environmental Services (0.2%)
23,572	Allied Waste Industries, Inc.*	302,193
49,666	Waste Management, Inc.	1,691,127
		1,993,320

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (1.5%)
37,874	Capital One Financial Corp.	$2,919,328
18,409	CIT Group, Inc.	1,039,556
57,656	Countrywide Financial Corp.	2,207,072
90,516	Fannie Mae	5,134,973
64,333	Freddie Mac	4,128,892
5,638	Ryder System, Inc.	290,019
37,946	SLM Corp.	1,617,259
		17,337,099
	Financial Conglomerates (4.5%)
111,842	American Express Co.	6,360,454
456,147	Citigroup, Inc.	22,989,809
322,031	JPMorgan Chase & Co.	15,908,331
25,043	Principal Financial Group, Inc.	1,524,868
44,281	Prudential Financial, Inc.	4,026,914
30,827	State Street Corp.	2,019,477
		52,829,853
	Financial Publishing/Services (0.3%)
11,616	Equifax, Inc.	449,772
32,881	McGraw-Hill Companies, Inc. (The)	2,124,441
21,819	Moody's Corp.	1,412,126
		3,986,339
	Food Distributors (0.2%)
57,382	SYSCO Corp.	1,891,311
	Food Retail (0.4%)
66,600	Kroger Co. (The)	1,709,622
41,153	Safeway Inc.	1,422,659
19,112	Supervalu, Inc.	706,380
13,269	Whole Foods Market, Inc.	633,860
		4,472,521
	Food: Major Diversified (0.6%)
20,218	Campbell Soup Co.	825,501
47,302	ConAgra Foods, Inc.	1,193,429
31,848	General Mills Inc.	1,794,953
30,587	Heinz (H.J.) Co.	1,403,026
23,296	Kellogg Co.	1,162,936
69,330	Sara Lee Corp.	1,141,172
		7,521,017

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Meat/Fish/Dairy (0.1%)
12,417	Dean Foods Co.*	$559,262
23,390	Tyson Foods, Inc. (Class A)	426,867
		986,129
	Food: Specialty/Candy (0.2%)
16,142	Hershey Co. (The)	853,589
12,199	McCormick & Co., Inc. (Non-Voting)	467,100
20,378	Wrigley (Wm.) Jr. Co.	1,014,824
		2,335,513
	Forest Products (0.2%)
21,958	Weyerhaeuser Co.	1,885,533
	Gas Distributors (0.3%)
35,141	Dynegy, Inc. (Class A)*	288,508
16,272	KeySpan Corp.	667,803
4,151	Nicor Inc.	193,188
25,344	NiSource, Inc.	602,934
7,971	Questar Corp.	670,680
24,338	Sempra Energy	1,461,497
		3,884,610
	Home Building (0.2%)
11,018	Centex Corp.	510,794
25,619	D.R. Horton, Inc.	649,954
7,290	KB Home	361,584
12,798	Lennar Corp. (Class A)	630,174
19,616	Pulte Homes, Inc.	579,849
		2,732,355
	Home Furnishings (0.1%)
16,616	Leggett & Platt, Inc.	395,793
25,733	Newell Rubbermaid, Inc.	787,944
		1,183,737
	Home Improvement Chains (1.1%)
189,459	Home Depot, Inc. (The)	7,502,576
141,364	Lowe's Companies, Inc.	4,602,812
10,388	Sherwin-Williams Co.	691,321
		12,796,709

NUMBER OF SHARES		VALUE
	Hospital/Nursing Management (0.1%)
22,332	Health Management Associates, Inc. (Class A)	$445,747
6,865	Manor Care, Inc.	367,827
43,754	Tenet Healthcare Corp.*	298,840
		1,112,414
	Hotels/Resorts/Cruiselines (0.6%)
41,309	Carnival Corp. (Panama)†	1,917,564
35,890	Hilton Hotels Corp.	1,266,917
31,199	Marriott International, Inc. (Class A)	1,494,744
19,681	Starwood Hotels & Resorts Worldwide, Inc.	1,295,010
18,394	Wyndham Worldwide Corp.*	647,469
		6,621,704
	Household/Personal Care (2.4%)
41,268	Avon Products, Inc.	1,512,885
14,094	Clorox Co. (The)	892,996
47,745	Colgate-Palmolive Co.	3,216,103
11,822	Estee Lauder Companies, Inc. (The) (Class A)	566,037
7,244	International Flavors & Fragrances, Inc.	339,019
42,546	Kimberly-Clark Corp.	2,897,808
294,163	Procter & Gamble Co. (The)	18,676,409
		28,101,257
	Industrial Conglomerates (4.9%)
68,359	3M Co.	5,064,035
22,002	Danaher Corp.	1,576,223
956,925	General Electric Co.**	33,415,821
75,798	Honeywell International, Inc.	3,520,059
28,463	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,232,733
17,146	ITT Corp.	1,015,386
11,645	Textron, Inc.	1,074,717
184,630	Tyco International Ltd. (Bermuda)	5,692,143
93,171	United Technologies Corp.	6,114,813
		58,705,930

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Machinery (0.2%)
38,942	Illinois Tool Works Inc.	$2,013,301
10,947	Parker Hannifin Corp.	901,923
		2,915,224
	Industrial Specialties (0.1%)
16,554	Ecolab Inc.	700,234
15,342	PPG Industries, Inc.	1,016,408
		1,716,642
	Information Technology Services (1.4%)
16,764	Citrix Systems, Inc.*	539,801
13,163	Cognizant Technology Solutions Corp. (Class A)*	1,187,303
48,015	Electronic Data Systems Corp.	1,345,380
139,838	International Business Machines Corp.	13,006,332
31,988	Unisys Corp.*	271,578
		16,350,394
	Insurance Brokers/Services (0.2%)
28,748	AON Corp.	1,082,362
51,162	Marsh & McLennan Companies, Inc.	1,505,186
		2,587,548
	Integrated Oil (5.6%)
202,373	Chevron Corp.	13,884,811
152,781	ConocoPhillips	9,994,933
541,443	Exxon Mobil Corp.	38,810,634
25,132	Hess Corp.	1,333,253
17,365	Murphy Oil Corp.	899,854
58,286	Spectra Energy Corp.	1,499,699
		66,423,184
	Internet Retail (0.2%)
28,680	Amazon.com, Inc.*	1,122,535
20,720	IAC/InterActiveCorp*	812,224
		1,934,759
	Internet Software/Services (1.1%)
19,895	Google Inc. (Class A)*	8,941,808
22,757	VeriSign, Inc.*	575,752
113,645	Yahoo! Inc.*	3,507,085
		13,024,645

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (2.8%)
22,462	Ameriprise Financial, Inc.	$1,313,129
10,890	Bear Stearns Companies, Inc. (The)	1,657,894
3,232	Chicago Mercantile Exchange Holdings Inc. (Class A)	1,742,468
39,635	E*TRADE Group, Inc.*	915,172
39,531	Goldman Sachs Group, Inc. (The)	7,969,450
49,206	Lehman Brothers Holdings Inc.	3,606,800
82,061	Merrill Lynch & Co., Inc.	6,866,864
98,268	Morgan Stanley (Note 4)	7,362,239
94,954	Schwab (Charles) Corp. (The)	1,754,750
		33,188,766
	Investment Managers (0.6%)
8,385	Federated Investors, Inc. (Class B)	299,931
15,475	Franklin Resources, Inc.	1,816,610
18,398	Janus Capital Group, Inc.	390,958
12,200	Legg Mason, Inc.	1,253,428
38,234	Mellon Financial Corp.	1,660,503
24,474	Price (T.) Rowe Group, Inc.	1,139,509
		6,560,939
	Life/Health Insurance (0.9%)
45,906	AFLAC, Inc.	2,166,763
41,144	Genworth Financial Inc. (Class A)	1,455,263
26,655	Lincoln National Corp.	1,816,538
70,574	MetLife, Inc.	4,456,748
9,105	Torchmark Corp.	581,992
31,799	UnumProvident Corp.	680,817
		11,158,121
	Major Banks (5.5%)
416,881	Bank of America Corp.	21,206,736
70,942	Bank of New York Co., Inc. (The)	2,881,664
50,216	BB&T Corp.	2,133,176
14,747	Comerica, Inc.	890,571
22,060	Huntington Bancshares, Inc.	510,689

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
37,280	KeyCorp	$1,406,947
58,630	National City Corp.	2,219,146
27,275	PNC Financial Services Group	1,999,530
67,682	Regions Financial Corp.	2,424,369
32,876	SunTrust Banks, Inc.	2,771,776
163,186	U.S. Bancorp	5,819,213
176,941	Wachovia Corp.	9,797,223
313,398	Wells Fargo & Co.	10,874,911
		64,935,951
	Major Telecommunications (3.3%)
34,685	ALLTEL Corp.	2,101,564
581,111	AT&T Inc.	21,384,885
13,877	Embarq Corp.	768,092
268,741	Sprint Nextel Corp.	5,181,326
271,025	Verizon Communications, Inc.	10,144,466
		39,580,333
	Managed Health Care (1.6%)
48,458	Aetna, Inc.	2,145,236
39,589	Caremark Rx, Inc.	2,438,287
9,522	CIGNA Corp.	1,356,885
14,793	Coventry Health Care, Inc.*	805,035
15,431	Humana, Inc.*	923,391
125,045	UnitedHealth Group Inc.	6,527,349
57,558	WellPoint Inc.*	4,569,530
		18,765,713
	Media Conglomerates (2.0%)
72,551	CBS Corp. (Class B)	2,201,923
192,020	Disney (Walt) Co. (The)	6,578,605
217,293	News Corp. (Class A)	4,895,611
370,620	Time Warner, Inc.	7,542,117
64,915	Viacom, Inc. (Class B)*	2,534,282
		23,752,538
	Medical Distributors (0.5%)
17,832	AmerisourceBergen Corp.	939,211
37,598	Cardinal Health, Inc.	2,635,244
27,475	McKesson Corp.	1,532,006
12,899	Patterson Companies, Inc.*	430,569
		5,537,030

NUMBER OF SHARES		VALUE
	Medical Specialties (1.9%)
17,007	Applera Corp. - Applied Biosystems Group	$525,176
9,560	Bard (C.R.), Inc.	762,888
4,991	Bausch & Lomb, Inc.	260,830
60,755	Baxter International, Inc.	3,038,358
22,896	Becton, Dickinson & Co.	1,739,867
22,736	Biomet, Inc.	962,415
109,465	Boston Scientific Corp.*	1,785,374
14,464	Hospira, Inc.*	553,537
106,862	Medtronic, Inc.	5,381,570
11,364	Pall Corp.	392,967
11,415	PerkinElmer, Inc.	270,536
32,813	St. Jude Medical, Inc.*	1,301,035
27,593	Stryker Corp.	1,711,318
37,883	Thermo Fisher Scientific, Inc.*	1,714,963
200	Varian Medical Systems, Inc.*	9,190
9,421	Waters Corp.*	511,183
22,154	Zimmer Holdings, Inc.*	1,868,247
		22,789,454
	Miscellaneous Commercial Services (0.1%)
12,669	Cintas Corp.	511,574
12,289	Sabre Holdings Corp. (Class A)	397,303
		908,877
	Miscellaneous Manufacturing (0.1%)
18,953	Dover Corp.	905,764
	Motor Vehicles (0.4%)
175,350	Ford Motor Co.*	1,388,772
52,507	General Motors Corp.	1,676,023
24,056	Harley-Davidson, Inc.	1,585,290
		4,650,085
	Multi-Line Insurance (1.8%)
241,338	American International Group, Inc.	16,193,780
29,422	Hartford Financial Services Group, Inc. (The)	2,782,144
42,420	Loews Corp.	1,842,725
9,771	Safeco Corp.	651,921
		21,470,570

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Office Equipment/Supplies (0.1%)
8,764	Avery Dennison Corp.	$582,455
20,598	Pitney Bowes, Inc.	982,731
		1,565,186
	Oil & Gas Pipelines (0.3%)
65,483	El Paso Corp.	941,646
9,956	Kinder Morgan, Inc.	1,052,947
55,359	Williams Companies, Inc. (The)	1,493,032
		3,487,625
	Oil & Gas Production (1.2%)
42,679	Anadarko Petroleum Corp.	1,716,976
30,580	Apache Corp.	2,095,647
38,609	Chesapeake Energy Corp.	1,177,188
41,032	Devon Energy Corp.	2,696,213
22,602	EOG Resources, Inc.	1,531,059
79,978	Occidental Petroleum Corp.	3,693,384
33,970	XTO Energy Inc.	1,754,890
		14,665,357
	Oil Refining/Marketing (0.6%)
32,632	Marathon Oil Corp.	2,961,028
11,429	Sunoco, Inc.	737,399
56,128	Valero Energy Corp.	3,235,779
		6,934,206
	Oilfield Services/Equipment (1.3%)
29,775	Baker Hughes Inc.	1,938,650
27,214	BJ Services Co.	729,063
93,344	Halliburton Co.	2,882,463
16,292	National Oilwell-Varco, Inc.*	1,134,575
109,376	Schlumberger Ltd. (Netherlands Antilles)	6,868,813
18,510	Smith International, Inc.	758,910
31,536	Weatherford International Ltd. (Bermuda)*	1,266,170
		15,578,644
	Other Consumer Services (0.4%)
12,991	Apollo Group, Inc. (Class A)*	614,344
29,920	Block (H.&R.), Inc.	651,658
107,417	eBay, Inc.*	3,443,789
		4,709,791

NUMBER OF SHARES		VALUE
	Other Consumer Specialties (0.1%)
14,053	Fortune Brands, Inc.	$1,129,861
	Other Metals/Minerals (0.2%)
18,937	Phelps Dodge Corp.	2,365,421
	Packaged Software (3.1%)
54,153	Adobe Systems, Inc.*	2,125,505
21,509	Autodesk, Inc.*	885,095
19,039	BMC Software, Inc.*	587,543
38,126	CA Inc.	993,182
32,699	Compuware Corp.*	299,196
32,367	Intuit Inc.*	955,150
803,074	Microsoft Corp.	22,622,595
31,471	Novell, Inc.*	208,338
371,377	Oracle Corp.*	6,101,724
87,078	Symantec Corp.*	1,489,034
		36,267,362
	Personnel Services (0.1%)
11,917	Monster Worldwide, Inc.*	594,182
15,557	Robert Half International, Inc.	607,812
		1,201,994
	Pharmaceuticals: Generic Drugs (0.1%)
9,876	Barr Pharmaceuticals Inc.*	523,428
19,672	Mylan Laboratories, Inc.	416,456
9,512	Watson Pharmaceuticals, Inc.*	250,736
		1,190,620
	Pharmaceuticals: Major (5.8%)
142,485	Abbott Laboratories	7,782,531
182,576	Bristol-Myers Squibb Co.	4,818,181
269,154	Johnson & Johnson	16,970,160
91,392	Lilly (Eli) & Co.	4,810,875
201,539	Merck & Co., Inc.	8,899,962
669,362	Pfizer, Inc.	16,707,276
137,630	Schering-Plough Corp.	3,231,552
125,017	Wyeth	6,115,832
		69,336,369
	Pharmaceuticals: Other (0.3%)
14,274	Allergan, Inc.	1,594,548
29,402	Forest Laboratories, Inc.*	1,521,848
22,569	King Pharmaceuticals, Inc.*	420,912
		3,537,308

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Precious Metals (0.2%)
18,281	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$1,049,512
41,795	Newmont Mining Corp.	1,883,701
		2,933,213
	Property - Casualty Insurers (1.2%)
30,222	ACE Ltd. (Cayman Islands)	1,697,267
58,015	Allstate Corp. (The)	3,484,381
38,214	Chubb Corp. (The)	1,950,825
16,083	Cincinnati Financial Corp.	695,107
70,709	Progressive Corp. (The)	1,621,357
64,056	Travelers Companies, Inc. (The)	3,251,482
16,763	XL Capital Ltd. (Class A) (Cayman Islands)	1,190,173
		13,890,592
	Publishing: Books/Magazines (0.0%)
3,596	Meredith Corp.	210,258
	Publishing: Newspapers (0.2%)
6,041	Dow Jones & Co., Inc.	217,838
21,752	Gannett Co., Inc.	1,332,528
13,348	New York Times Co. (The) (Class A)	330,096
7,735	Scripps (E.W.) Co. (Class A)	350,782
17,698	Tribune Co.	531,471
		2,762,715
	Pulp & Paper (0.2%)
42,236	International Paper Co.	1,520,918
16,820	MeadWestvaco Corp.	512,169
		2,033,087
	Railroads (0.7%)
33,346	Burlington Northern Santa Fe Corp.	2,640,670
40,399	CSX Corp.	1,521,830
36,844	Norfolk Southern Corp.	1,746,406
25,039	Union Pacific Corp.	2,469,597
		8,378,503

NUMBER OF SHARES		VALUE
	Real Estate Development (0.1%)
17,153	CB Richard Ellis Group, Inc. (Class A)*	$571,538
19,901	Realogy Corp.*	588,672
		1,160,210
	Real Estate Investment Trusts (1.1%)
8,957	Apartment Investment & Management Co. (Class A)	527,209
20,273	Archstone-Smith Trust	1,143,600
6,500	AvalonBay Communities, Inc.	894,140
10,845	Boston Properties, Inc.	1,302,484
27,119	Equity Residential	1,377,374
20,983	Kimco Realty Corp.	1,054,606
16,435	Plum Creek Timber Co., Inc.	651,812
22,971	ProLogis	1,519,072
11,374	Public Storage, Inc.	1,151,845
20,543	Simon Property Group, Inc.	2,316,018
11,987	Vornado Realty Trust	1,524,746
		13,462,906
	Recreational Products (0.3%)
8,523	Brunswick Corp.	278,276
28,638	Electronic Arts Inc.*	1,443,928
14,745	Hasbro, Inc.	417,136
35,407	Mattel, Inc.	920,936
		3,060,276
	Regional Banks (0.7%)
17,409	Commerce Bancorp, Inc.	581,809
12,053	Compass Bancshares, Inc.	831,778
51,807	Fifth Third Bancorp	2,086,786
11,555	First Horizon National Corp.	498,598
7,192	M&T Bank Corp.	862,465
23,682	Marshall & Ilsley Corp.	1,125,605
17,403	Northern Trust Corp.	1,049,401
30,169	Synovus Financial Corp.	976,570
9,926	Zions Bancorporation	847,482
		8,860,494
	Restaurants (0.8%)
13,630	Darden Restaurants, Inc.	558,285
114,810	McDonald's Corp.	5,019,493

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
70,187	Starbucks Corp.*	$2,168,778
8,874	Wendy's International, Inc.	284,767
24,608	Yum! Brands, Inc.	1,425,787
		9,457,110
	Savings Banks (0.4%)
15,366	Hudson City Bancorp, Inc.	205,904
33,365	Sovereign Bancorp, Inc.	843,134
87,747	Washington Mutual, Inc.	3,780,141
		4,829,179
	Semiconductors (2.1%)
50,928	Advanced Micro Devices, Inc.*	766,976
33,592	Altera Corp.*	709,127
31,749	Analog Devices, Inc.	1,150,901
43,534	Broadcom Corp. (Class A)*	1,484,074
535,271	Intel Corp.	10,625,129
27,752	Linear Technology Corp.	921,089
37,190	LSI Logic Corp.*	377,107
29,770	Maxim Integrated Products, Inc.	974,968
70,034	Micron Technology, Inc.*	830,603
26,788	National Semiconductor Corp.	686,309
33,006	NVIDIA Corp.*	1,023,186
19,478	PMC - Sierra, Inc.*	131,477
137,752	Texas Instruments Inc.	4,264,802
31,213	Xilinx, Inc.	799,677
		24,745,425
	Services to the Health Industry (0.4%)
12,573	Express Scripts, Inc.*	948,130
18,422	IMS Health Inc.	532,027
11,641	Laboratory Corp. of America Holdings*	928,370
27,239	Medco Health Solutions, Inc.*	1,841,629
14,848	Quest Diagnostics Inc.	757,545
		5,007,701
	Specialty Insurance (0.2%)
9,849	Ambac Financial Group, Inc.	863,166
12,515	MBIA Inc.	831,872
7,707	MGIC Investment Corp.	465,117
		2,160,155

NUMBER OF SHARES		VALUE
	Specialty Stores (0.5%)
13,886	AutoNation, Inc.*	$304,937
4,700	AutoZone, Inc.*	588,863
26,242	Bed Bath & Beyond Inc.*	1,046,793
25,845	Office Depot, Inc.*	862,189
6,914	OfficeMax, Inc.	358,837
67,084	Staples, Inc.	1,745,526
12,565	Tiffany & Co.	547,080
		5,454,225
	Specialty Telecommunications (0.2%)
10,656	CenturyTel, Inc.	476,856
29,882	Citizens Communications Co.	450,322
149,281	Qwest Communications International, Inc.*	1,325,615
44,260	Windstream Corp.	666,113
		2,918,906
	Steel (0.3%)
9,350	Allegheny Technologies, Inc.	957,907
28,046	Nucor Corp.	1,707,160
10,998	United States Steel Corp.	974,643
		3,639,710
	Telecommunication Equipment (1.2%)
10,883	ADC Telecommunications, Inc.*	178,699
7,839	CIENA Corp.*	246,693
145,218	Corning, Inc.*	2,995,847
224,419	Motorola, Inc.	4,156,240
153,410	QUALCOMM, Inc.	6,179,355
41,012	Tellabs, Inc.*	429,806
		14,186,640
	Tobacco (1.5%)
194,565	Altria Group, Inc.	16,397,938
15,916	Reynolds American, Inc.	971,672
14,936	UST, Inc.	867,184
		18,236,794
	Tools/Hardware (0.1%)
6,315	Black & Decker Corp.	532,165
5,419	Snap-On, Inc.	271,492
7,548	Stanley Works (The)	419,442
		1,223,099

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery (0.8%)
60,391	Caterpillar Inc.	$3,890,388
4,870	Cummins Inc.	655,892
21,463	Deere & Co.	2,327,018
23,051	PACCAR, Inc.	1,601,814
7,700	Terex Corp.*	506,968
		8,982,080
	Wholesale Distributors (0.1%)
15,819	Genuine Parts Co.	770,385
6,789	Grainger (W.W.), Inc.	523,771
		1,294,156
	Total Common Stocks (Cost $894,955,313)	1,170,950,111
NUMBER OF WARRANTS
	Warrant (0.0%)
	Aerospace & Defense
317	Raytheon Co. (06/16/11)* (Cost $3,867)	5,668
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (1.3%)
	Repurchase Agreement
$14,894	Joint repurchase agreement account 5.315% due 03/01/07 (dated 02/28/07; proceeds $14,896,199) (b) (Cost $14,894,000)	14,894,000

Total Investments (Cost $909,853,180) (c) (d)	100.0%	1,185,849,779
Other Assets in Excess of Liabilities	0.0	497,634
Net Assets	100.0%	$1,186,347,413

  *  Non-income producing security.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $616,000.

  †  Consists of one or more class of securities traded as a unit. Stocks with attached paired trust shares.

  (a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  Securities have been designated as collateral in an amount equal to $16,137,300 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $365,131,738 and the aggregate gross unrealized depreciation is $89,135,139, resulting in net unrealized appreciation of $275,996,599.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

Futures Contracts Open at February 28, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
37	Long	S&P 500 Index March 2007	$13,032,325	$(166,158)
35	Long	S&P 500 Index E-Mini March 2007	2,465,575	(22,951)
Total Unrealized Depreciation				$(189,109)

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$254,432,383		21.4%
Electronic Technology	113,904,466		9.6
Health Technology	112,695,559		9.5
Energy Minerals	88,117,158		7.4
Consumer Non-Durables	86,595,970		7.3
Producer Manufacturing	82,214,966		6.9
Technology Services	76,107,924		6.4
Retail Trade	64,643,065		5.5
Consumer Services	61,842,391		5.2
Utilities	43,649,800		3.7
Communications	42,499,239		3.6
Industrial Services	26,568,181		2.2
Health Services	24,885,828		2.1
Process Industries	24,556,772		2.1
Transportation	19,735,878		1.7
Consumer Durables	16,264,558		1.4
Repurchase Agreement	14,894,000		1.3
Non-Energy Minerals	14,534,366		1.2
Commercial Services	8,984,778		0.8
Distribution Services	8,722,497		0.7
	$1,185,849,779	*	100.0%

*  Does not include open long futures contracts with an underlying face amount of $15,497,900 with total unrealized depreciation of $189,109.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $905,809,942)	$1,178,487,541
Investments in an affiliate, at value (cost $4,043,238)	7,362,238
Receivable for:
Dividends	2,570,978
Shares of beneficial interest sold	1,718,399
Variation margin	160,501
Interest	2,199
Prepaid expenses and other assets	113,590
Total Assets	1,190,415,446
Liabilities:
Payable for:
Shares of beneficial interest redeemed	3,013,131
Distribution fee	575,220
Investment advisory fee	159,100
Administration fee	75,371
Transfer agent fee	30,422
Accrued expenses and other payables	214,789
Total Liabilities	4,068,033
Net Assets	$1,186,347,413
Composition of Net Assets:
Paid-in-capital	$1,029,847,034
Net unrealized appreciation	275,807,490
Accumulated undistributed net investment income	4,729,407
Accumulated net realized loss	(124,036,518)
Net Assets	$1,186,347,413
Class A Shares:
Net Assets	$492,675,426
Shares Outstanding (unlimited authorized, $.01 par value)	32,461,320
Net Asset Value Per Share	$15.18
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.02
Class B Shares:
Net Assets	$460,825,541
Shares Outstanding (unlimited authorized, $.01 par value)	31,205,072
Net Asset Value Per Share	$14.77
Class C Shares:
Net Assets	$132,862,148
Shares Outstanding (unlimited authorized, $.01 par value)	9,030,573
Net Asset Value Per Share	$14.71
Class D Shares:
Net Assets	$99,984,298
Shares Outstanding (unlimited authorized, $.01 par value)	6,529,115
Net Asset Value Per Share	$15.31

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2007 (unaudited)

Net Investment Income: Income
Dividends	$11,459,582
Dividends from an affiliate	55,055
Interest	605,795
Total Income	12,120,432
Expenses
Distribution fee (Class A shares)	558,999
Distribution fee (Class B shares)	2,551,202
Distribution fee (Class C shares)	662,336
Transfer agent fees and expenses	874,934
Investment advisory fee	728,868
Administration fee	485,912
Shareholder reports and notices	283,312
Professional fees	72,967
Custodian fees	53,274
Registration fees	17,975
Trustees' fees and expenses	11,434
Other	109,213
Total Expenses	6,410,426
Less: amounts waived/reimbursed	(565,850)
Less: expense offset	(5,143)
Net Expenses	5,839,433
Net Investment Income	6,280,999
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	22,247,183
Futures contracts	1,852,760
Investments in an affiliate	328,766
Capital gain distribution received	6,289
Net Realized Gain	24,434,998
Net Change in Unrealized Appreciation on:
Investments	68,542,855
Investments in an affiliate	683,080
Futures contracts	(593,533)
Net Appreciation	68,632,402
Net Gain	93,067,400
Net Increase	$99,348,399

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,280,999	$12,871,794
Net realized gain	24,434,998	85,846,345
Net change in unrealized appreciation	68,632,402	4,757,045
Net Increase	99,348,399	103,475,184
Dividends to Shareholders from Net Investment Income:
Class A shares	(6,681,274)	(6,005,049)
Class B shares	(2,921,671)	(2,743,790)
Class C shares	(1,008,726)	(918,694)
Class D shares	(1,688,390)	(2,832,584)
Total Dividends	(12,300,061)	(12,500,117)
Net decrease from transactions in shares of beneficial interest	(117,514,526)	(432,179,599)
Net Decrease	(30,466,188)	(341,204,532)
Net Assets:
Beginning of period	1,216,813,601	1,558,018,133
End of Period (Including accumulated undistributed net investment income of $4,729,407 and $10,748,469, respectively)	$1,186,347,413	$1,216,813,601

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis and will continue to do so on a permanent basis. In addition, effective June 1, 2006, the Investment Adviser has agreed to an additional, voluntary fee waiver by assuming the Fund's operating expenses (except for brokerage and 12b-1 fees) to the extent that such operating expenses exceed 0.34% of the average net assets of the Fund on an annualized basis. This voluntary fee waiver will remain in effect until the Investment Adviser determines that such fee waiver is no longer required.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $25,414,357 at February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,190, $402,978 and $2,743, respectively and received $94,362 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2007, aggregated $16,377,822 and $124,865,945, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $749,467, as well as a realized gain of $328,766.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

At February 28, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 338,252 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,325,728	$35,332,189	3,523,424	$48,232,899
Conversion from Class B	3,562,598	53,963,917	8,733,166	118,493,975
Reinvestment of dividends	412,308	6,291,817	417,812	5,707,309
Redeemed	(5,720,194)	(85,827,416)	(11,032,502)	(151,017,548)
Net increase — Class A	580,440	9,760,507	1,641,900	21,416,635
CLASS B SHARES
Sold	587,967	8,663,728	969,408	12,810,167
Conversion to Class A	(3,668,788)	(53,963,917)	(9,016,741)	(118,493,975)
Reinvestment of dividends	178,146	2,649,028	185,895	2,470,551
Redeemed	(4,815,192)	(70,184,660)	(16,731,749)	(221,399,022)
Net decrease — Class B	(7,717,867)	(112,835,821)	(24,593,187)	(324,612,279)
CLASS C SHARES
Sold	377,574	5,527,195	601,770	7,996,284
Reinvestment of dividends	62,857	930,915	65,154	863,945
Redeemed	(1,041,872)	(15,160,399)	(3,019,678)	(39,979,002)
Net decrease — Class C	(601,441)	(8,702,289)	(2,352,754)	(31,118,773)
CLASS D SHARES
Sold	431,363	6,602,132	1,258,674	17,358,915
Reinvestment of dividends	94,934	1,461,039	159,078	2,190,504
Redeemed	(906,751)	(13,800,094)	(8,550,208)	(117,414,601)
Net decrease — Class D	(380,454)	(5,736,923)	(7,132,456)	(97,865,182)
Net decrease in Fund	(8,119,322)	$(117,514,526)	(32,436,497)	$(432,179,599)

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2006, the Fund had a net capital loss carryforward of $130,563,904 of which $531,072 will expire on August 31, 2008, $1,186,260 will expire on August 31, 2009, $104,093,640 will expire on August 31, 2011 and $24,752,932 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$13.27	$12.03	$10.97	$9.91	$12.17
Income (loss) from investment operations:
Net investment income‡	0.11		0.18	0.19	0.12	0.11	0.08
Net realized and unrealized gain (loss)	1.12		0.91	1.23	1.05	1.01	(2.34)
Total income (loss) from investment operations	1.23		1.09	1.42	1.17	1.12	(2.26)
Less dividends from net investment income	(0.22)		(0.19)	(0.18)	(0.11)	(0.06)	–
Net asset value, end of period	$15.18		$14.17	$13.27	$12.03	$10.97	$9.91
Total Return†	8.66	%(1)	8.24%	11.81%	10.70%	11.36%	(18.57)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.58	%(2)	0.62%	0.64%	0.70%	0.70%	0.73%
Net investment income	1.42	%(2)	1.32%	1.52%	1.03%	1.11%	0.73%
Supplemental Data:
Net assets, end of period, in millions	$493		$452	$401	$301	$233	$161
Portfolio turnover rate	1	%(1)	4%	3%	2%	2%	12%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	0.67%	1.33%
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51
August 31, 2004	0.77	0.96
August 31, 2003	0.82	0.99
August 31, 2002	0.80	0.66

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.72		$12.83	$11.62	$10.60	$9.60	$11.88
Income (loss) from investment operations:
Net investment income (loss)‡	0.05		0.07	0.10	0.03	0.03	(0.01)
Net realized and unrealized gain (loss)	1.08		0.87	1.18	1.02	0.97	(2.27)
Total income (loss) from investment operations	1.13		0.94	1.28	1.05	1.00	(2.28)
Less dividends from net investment income	(0.08)		(0.05)	(0.07)	(0.03)	–	–
Net asset value, end of period	$14.77		$13.72	$12.83	$11.62	$10.60	$9.60
Total Return†	8.27	%(1)	7.35%	11.04%	9.88%	10.42%	(19.19)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.34	%(2)	1.38%	1.40%	1.46%	1.50%	1.50%
Net investment income (loss)	0.66	%(2)	0.56%	0.76%	0.27%	0.31%	(0.04)%
Supplemental Data:
Net assets, end of period, in millions	$461		$534	$815	$1,108	$1,160	$1,169
Portfolio turnover rate	1	%(1)	4%	3%	2%	2%	12%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
February 28, 2007	1.43%	0.57%
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75
August 31, 2004	1.53	0.20
August 31, 2003	1.62	0.19
August 31, 2002	1.57	(0.11)

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.70		$12.83	$11.61	$10.60	$9.60	$11.88
Income (loss) from investment operations:
Net investment income‡	0.05		0.08	0.10	0.03	0.03	0.00
Net realized and unrealized gain (loss)	1.07		0.87	1.20	1.01	0.97	(2.28)
Total income (loss) from investment operations	1.12		0.95	1.30	1.04	1.00	(2.28)
Less dividends from net investment income	(0.11)		(0.08)	(0.08)	(0.03)	–	–
Net asset value, end of period	$14.71		$13.70	$12.83	$11.61	$10.60	$9.60
Total Return†	8.17	%(1)	7.45%	11.18%	9.85%	10.42%	(19.19)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.33	%(2)	1.34%	1.34%	1.46%	1.49%	1.49%
Net investment income (loss)	0.67	%(2)	0.60%	0.82%	0.27%	0.32%	(0.03)%
Supplemental Data:
Net assets, end of period, in millions	$133		$132	$154	$173	$161	$147
Portfolio turnover rate	1	%(1)	4%	3%	2%	2%	12%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
February 28, 2007	1.42%	0.58%
August 31, 2006	1.38	0.01
August 31, 2005	1.35	0.81
August 31, 2004	1.53	0.20
August 31, 2003	1.61	0.20
August 31, 2002	1.56	(0.10)

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.31		$13.40	$12.14	$11.06	$10.00	$12.26
Income (loss) from investment operations:
Net investment income‡	0.13		0.21	0.23	0.15	0.13	0.11
Net realized and unrealized gain (loss)	1.12		0.92	1.24	1.06	1.02	(2.37)
Total income (loss) from investment operations	1.25		1.13	1.47	1.21	1.15	(2.26)
Less dividends from net investment income	(0.25)		(0.22)	(0.21)	(0.13)	(0.09)	–
Net asset value, end of period	$15.31		$14.31	$13.40	$12.14	$11.06	$10.00
Total Return†	8.75	%(1)	8.46%	12.11%	10.97%	11.59%	(18.43)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.34	%(2)	0.38%	0.40%	0.46%	0.50%	0.50%
Net investment income	1.66	%(2)	1.56%	1.76%	1.27%	1.31%	0.96%
Supplemental Data:
Net assets, end of period, in millions	$100		$99	$188	$198	$180	$136
Portfolio turnover rate	1	%(1)	4%	3%	2%	2%	12%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	0.43%	1.57%
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75
August 31, 2004	0.53	1.20
August 31, 2003	0.62	1.19
August 31, 2002	0.57	0.89

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

SPISAR IU07-00463P-T02/07

MORGAN STANLEY FUNDS

Morgan Stanley
S&P 500
Index Fund

Semiannual Report

February 28, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2007